Reconciliation of Stockholders’ Deficit (Unaudited) - USD ($)	Common Stock	Additional Paid-In Capital	Deferred Officer Compensation	Accumulated Deficit	Total
Balance at Dec. 31, 2016	$ 25,311	$ 2,099,358		$ (2,788,563)	$ (663,894)
Balance, shares at Dec. 31, 2016	25,311,186
Equity based compensation		53,179			53,179
Conversion and forgiveness of shareholder debt	$ 9,393	84,742			94,135
Conversion and forgiveness of shareholder debt (in shares)	9,393,500
Stock issued under employment contracts	$ 52,500	294,000	(346,300)		200
Stock issued under employment contracts (in shares)	52,500,000
Options issued under service contract		45,410	(44,710)		$ 700
Exercise of stock options (in shares)
Stock issued for services	$ 500	2,800			$ 3,300
Stock issued for services (in shares)	500,000
Net loss				(256,825)	(256,825)
Balance at Dec. 31, 2017	$ 87,704	2,579,489	(391,010)	(3,045,388)	(769,205)
Balance, shares at Dec. 31, 2017	87,704,686
Amortization of deferred compensation			48,990
Stock issued for services	$ 3,000	41,100			44,100
Stock issued for services (in shares)	3,000,000
Net loss				(225,449)	(225,449)
Balance at Mar. 31, 2018	$ 90,704	2,620,589	(342,020)	(3,270,837)	(901,564)
Balance, shares at Mar. 31, 2018	90,704,686
Balance at Dec. 31, 2017	$ 87,704	2,579,489	(391,010)	(3,045,388)	(769,205)
Balance, shares at Dec. 31, 2017	87,704,686
Amortization of deferred compensation			195,956		195,956
Forgiveness of shareholder debt		526,888			526,888
Exercise of stock options	$ 10,947	38,520			$ 49,467
Exercise of stock options (in shares)	10,946,688				10,946,688
Stock issued for cash	$ 11,000	44,000			$ 55,000
Stock issued for cash (in shares)	11,000,000
Stock issued for services	$ 5,250	42,677			47,927
Stock issued for services (in shares)	5,250,000
Net loss				(834,846)	(834,846)
Balance at Dec. 31, 2018	$ 121,984	3,242,449	(195,054)	(3,880,234)	$ (710,855)
Balance, shares at Dec. 31, 2018	121,984,192				121,984,192
Amortization of deferred compensation			66,018		$ 66,018
Exercise of stock options	$ 500	4,500			$ 5,000
Exercise of stock options (in shares)	500,000				(500,000)
Maxim Partners - Merger	$ 129,559	259,116			$ 388,675
Maxim Partners - Merger (in shares)	129,558,574
Conversion of preferred stock
Conversion of preferred stock (in shares)
Related party debt conversions	$ 8,600	339,712			348,312
Related party debt conversions (in shares)	8,600,298
Loan conversion	$ 26,399	735,961			762,359
Loan conversion (in shares)	26,398,704
Stock issued for services	$ 3,250	317,850			321,100
Stock issued for services (in shares)	3,250,000
Net loss				(1,716,168)	(1,716,168)
Balance at Mar. 31, 2019	$ 290,292	$ 4,899,587	$ (129,036)	$ (5,596,402)	$ (535,560)
Balance, shares at Mar. 31, 2019	290,291,768